RELATED PARTY BALANCES AND TRANSACTIONS - Key management personnel compensation (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Salaries and Consulting	$ 1,611,557	$ 1,583,280
Share-based compensation	96,083	235,560
Bonus	455,760	455,760
Key management personnel compensation	2,163,400	2,274,600
Amount payable, key management personnel compensation	56,040	18,888
Executive Chairman and Chief Executive Officer
Disclosure of transactions between related parties [line items]
Salaries and Consulting	388,800	388,800
Bonus	129,600	129,600
Key management personnel compensation	518,400	518,400
President
Disclosure of transactions between related parties [line items]
Salaries and Consulting	15,000	272,160
Bonus		90,720
Key management personnel compensation	15,000	362,880
Former President
Disclosure of transactions between related parties [line items]
Salaries and Consulting	261,917
Bonus	90,720
Key management personnel compensation	352,637
Chief Financial Officer
Disclosure of transactions between related parties [line items]
Salaries and Consulting	116,640	116,640
Bonus	38,880	38,880
Key management personnel compensation	155,520	155,520
Chief Operating Officer
Disclosure of transactions between related parties [line items]
Salaries and Consulting	270,220	252,720
Bonus	84,240	84,240
Key management personnel compensation	354,460	336,960
Chief Development Officer
Disclosure of transactions between related parties [line items]
Salaries and Consulting	336,960	336,960
Share-based compensation	96,083	235,560
Bonus	112,320	112,320
Key management personnel compensation	545,363	684,840
Non-executive directors
Disclosure of transactions between related parties [line items]
Salaries and Consulting	83,440	216,000
Key management personnel compensation	83,440	$ 216,000
Former non-executive directors
Disclosure of transactions between related parties [line items]
Salaries and Consulting	138,580
Key management personnel compensation	$ 138,580